Transferred financial assets that are not derecognized in their entirety (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	$ 56,561	$ 48,989
Carrying amount of associated liabilities recognized on balance sheet	34,335	29,144
Financial assets at fair value held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	44,627	38,532
Carrying amount of associated liabilities recognized on balance sheet	24,137	19,690
Financial assets at fair value not held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	3,202	2,566
Carrying amount of associated liabilities recognized on balance sheet	2,580	2,012
Debt securities classified as Other financial assets measured at amortized cost that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	8,689	7,891
Carrying amount of associated liabilities recognized on balance sheet	7,575	$ 7,442
Financial assets measured at fair value through other comprehensive income that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	43
Carrying amount of associated liabilities recognized on balance sheet	$ 43